Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	4.40%	6.50%
Stock-based compensation	(1.90%)	(2.60%)
Loss on extinguishment of debt	(3.90%)	0.00%
Other nondeductible expenses/(nontaxable income)	(2.80%)	0.20%
Change in valuation allowance	(16.80%)	(25.10%)
Income tax benefit	0.00%	0.00%